Mining royalties	12 Months Ended
Dec. 31, 2019
Mining royalties
Mining royalties

23.  Mining royalties

This caption is made up as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Royalties paid to the Peruvian State	8,091	9,266	10,719
Sindicato minero de Orcopampa S.A., note 29(b)	4,741	12,122	20,165

	12,832	21,388	30,884